BORROWINGS - Additional Information (Details) $ in Thousands		12 Months Ended
	Sep. 21, 2021 USD ($)	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)	Nov. 02, 2021 USD ($) item	Mar. 11, 2020 USD ($)	Jan. 06, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding loan		$ 48,943	$ 33,398
Net proceeds from borrowings		55,320	36,013
Repayments of borrowings, classified as financing activities		39,838	44,836
MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Outstanding loan		0	3,010
Unsecured bank facilities
Disclosure of detailed information about borrowings [line items]
Outstanding loan		$ 22,848	17,516
Weighted average fixed interest rate (as a percent)		5.35%
Bradesco
Disclosure of detailed information about borrowings [line items]
Outstanding loan		$ 1,239	2,404		$ 10,000
Net proceeds from borrowings		2,500
Cash collateral amount		7,500
Quarterly repayments of borrowings		1,100
Quarterly repayments of Cash Collateral amount		$ 300
Interest Rate		3.70%
Principal amount		$ 5,600	10,000
Cash collateral netted against the outstanding principal balance		$ 4,200	7,600
Bradesco | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate on cash collateral amount		1.55
Bradesco | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate on cash collateral amount		2.40
Samsung
Disclosure of detailed information about borrowings [line items]
Outstanding loan		$ 4,971	$ 10,468			$ 11,300
Consideration of delivery and sale of gold units | oz		3,000
Loans and advances		$ 11,300
Discount rate		0.65%
Advances to be repaid in equal installments		$ 800
Adjustment to nominal interest rate basis		5.00%
Repayments of borrowings, classified as financing activities	$ 3,200
Penalty on Early Repayment of Advances		3.00%
Asahi
Disclosure of detailed information about borrowings [line items]
Outstanding loan		$ 19,885
Principal amount	$ 20,000
Discount rate	0.50%
Advances to be repaid in equal installments	$ 1,700
Adjustment to nominal interest rate basis	4.75%
Penalty on Early Repayment of Advances	3.00%
Percentage of Tucano gold production to be purchased during the term of agreement	100.00%
Amount of sale of equivalent volume of gold equal to principal repayment of borrowings	$ 1,700
Samsung Lead Advance
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 5,000
Loans and advances				$ 5,000
Adjustment to nominal interest rate basis	6.50%
Consideration of lead concentrate production, maximum contract quantity | item				5,400